SHARE-BASED COMPENSATION - Fair value of options granted and compensation expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021 USD ($)
Fair value of options granted estimation:
Risk-free interest rate (as a percent)			1.67%
Expected term (in years)	5 years	5 years	5 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Expected volatility (as a percent)	40.00%	40.00%	45.00%
Expected forfeiture rate (post-vesting) (as a percent)	15.00%	15.00%	15.00%
Minimum
Fair value of options granted estimation:
Risk-free interest rate (as a percent)	0.09%	0.27%
Maximum
Fair value of options granted estimation:
Risk-free interest rate (as a percent)	0.89%	0.36%
Share Options
Fair value of options granted estimation:
Unrecognized compensation expenses	$ 201,948			$ 25,897
Weighted-average period expected to be recognized for unrecognized compensation expense (in years)	3 years 11 months 15 days